Condensed Interim Consolidated Statements of Changes in Shareholders' Deficiency (Parenthetical)	9 Months Ended
	Sep. 30, 2021 $ / shares	Sep. 30, 2021 $ / shares	Sep. 30, 2020 $ / shares $ / shares	Sep. 30, 2020 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 $ / shares	Jun. 30, 2020 $ / shares	Jun. 30, 2020 $ / shares	Jun. 30, 2019 $ / shares	Jun. 30, 2019 $ / shares
Class of Stock [Line Items]
Shares issued price per share | (per share)			$ 0.05	$ 0.05
Shares issued converted price per share | (per share)			$ 0.42	0.56
Debt settlement, per share price			0.42
Shares issued upon warrants exercised price per share | (per share)			0.18	0.25
[custom:UnitsIssuedPerPrice]	$ 0.32		0.26
Units issued for debt settlement, per price	0.45		0.67
Units issued converted price per share | (per share)			$ 0.26	$ 0.35
Conversion of units, per share | (per share)	0.32	$ 0.40
Units conversion, per share | (per share)	$ 0.45	$ 0.57
CAD [Member]
Class of Stock [Line Items]
Shares issued price per share							$ 0.05
Warrant [Member]
Class of Stock [Line Items]
Warrants exercise price							0.18
Warrant [Member] | CAD [Member]
Class of Stock [Line Items]
Warrants exercise price | (per share)							0.25	$ 0.25
Units Issued One [Member]
Class of Stock [Line Items]
Shares issued price per share									$ 3.42
Units Issued One [Member] | CAD [Member]
Class of Stock [Line Items]
Shares issued price per share										$ 4.50
Units Issued Two [Member]
Class of Stock [Line Items]
Shares issued price per share									0.57
Units Issued Two [Member] | CAD [Member]
Class of Stock [Line Items]
Shares issued price per share										$ 0.75
Units Issued Three [Member]
Class of Stock [Line Items]
Shares issued price per share									0.04
Shares and Units Issued [Member]
Class of Stock [Line Items]
Shares issued price per share							0.04
Shares and Units Issued [Member] | CAD [Member]
Class of Stock [Line Items]
Shares issued price per share								0.05
Units Issued for Debt Settlement One [Member]
Class of Stock [Line Items]
Shares issued price per share							0.09		0.09
Shares Issued for Debt Settlement [Member]
Class of Stock [Line Items]
Shares issued price per share							0.14		$ 0.14
Shares Issued [Member]
Class of Stock [Line Items]
Shares issued price per share							0.42
Shares Issued [Member] | CAD [Member]
Class of Stock [Line Items]
Shares issued price per share								$ 0.56
Shares Issued for Debt Settlement Two [Member]
Class of Stock [Line Items]
Shares issued price per share							$ 0.42
Units Issued Four [Member]
Class of Stock [Line Items]
Shares issued price per share					$ 0.26
Units Issued Four [Member] | CAD [Member]
Class of Stock [Line Items]
Shares issued price per share						$ 0.35
Units Issued for Debt Settlement Two [Member]
Class of Stock [Line Items]
Shares issued price per share					0.67
Shares Issued for Debt Settlement Three [Member]
Class of Stock [Line Items]
Shares issued price per share					$ 0.37
Shares Issued for Debt Settlement Three [Member] | CAD [Member]
Class of Stock [Line Items]
Warrants exercise price						$ 0.49